Employee Benefits - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€) bond	Dec. 31, 2022 EUR (€)	Jan. 01, 2020 EUR (€)
Disclosure of information about defined benefit plans [abstract]
Defined contribution plan expense		€ 948	€ 876
Current provisions		40	61
Provisions for employee benefits		€ 978	€ 782
Population Description		Permanent staff
Retirement age | bond		65
Terms of retirement		Initiated by the employee
Life expectancy		On the basis of the INSEE table (1)
Probability of continued presence in the company at retirement age		On the basis of the DARES table
Disclosure of defined benefit plans [line items]
Discount rate (as a percent)		3.59%	3.25%
Increase in net defined benefit liability (asset) resulting from current service cost		€ 137	€ 169
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)		25	8
Decrease (increase) in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income		0	0
Increase (decrease) in net defined benefit liability (asset) resulting from past service cost		51	(258)
Increase (decrease) in net defined benefit liability (asset) resulting from service paid to employees		(18)	0
Net defined benefit liability (asset)		€ 978	€ 782	€ 864
Changes in assumptions/discount rate (as a percent)		0.25%
Impact/present value of the undertaking		€ (28)
Percentage of reasonably possible decrease in actuarial assumption		0.25%
Impact/present value of the undertaking		€ 29
Within 1 Year
Disclosure of defined benefit plans [line items]
Salary growth rate (as a percent)		3.00%	3.00%
Beyond
Disclosure of defined benefit plans [line items]
Salary growth rate (as a percent)		3.00%	3.00%
2024
Disclosure of defined benefit plans [line items]
Benefits paid or payable	€ 0
2025
Disclosure of defined benefit plans [line items]
Benefits paid or payable	36
2026
Disclosure of defined benefit plans [line items]
Benefits paid or payable	0
2027
Disclosure of defined benefit plans [line items]
Benefits paid or payable	68
Years 2028 and thereafter
Disclosure of defined benefit plans [line items]
Benefits paid or payable	3,035
2028
Disclosure of defined benefit plans [line items]
Benefits paid or payable	€ 62